                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Christopher Argyrople

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:   $   14,230
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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COLUMN 1                       COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                 TITLE       CUSIP         VALUE       SHARES OR               INVESTMENT   MANA-      VOTING
                               OF          NUMBER        X($1000)    PRINCIPLE   SH/  PUT/   DISCRETION   GERS       AUTHORITY
                               CLASS                                 AMOUNT      PRN  CALL                           (SHARED)
--------------                 --------    ---------     --------    ---------   ---  ----   ----------   --------   ---------

Advanced Power Technology Inc  OTC EQ      00761E108     $358        41,400      SH           SHARED      NONE        41,400
Administaff  Inc               COMMON      007094105     $287        16,500      SH           SHARED      NONE        16,500
Aetna Inc                      COMMON      00817Y108     $324        4,800       SH           SHARED      NONE        4,800
Agilysys Inc                   OTC EQ      00847J105     $283        25,404      SH           SHARED      NONE        25,404
AirTran Holdings Inc           COMMON      00949P108     $126        10,600      SH           SHARED      NONE        10,600
American Safety Insurance Hldg COMMON      G02995101     $341        26,000      SH           SHARED      NONE        26,000
American Tower Corporation     COMMON      029912201     $278        25,700      SH           SHARED      NONE        25,700
AMIS Holdings Inc              OTC EQ      031538101     $276        15,100      SH           SHARED      NONE        15,100
Andrew Corporation             OTC EQ      034425108     $135        11,669      SH           SHARED      NONE        11,669
Apria Healthcare Group Inc     COMMON      037933108     $336        11,800      SH           SHARED      NONE        11,800
Artesyn Technologies Inc       OTC EQ      043127109     $280        32,900      SH           SHARED      NONE        32,900
Axcelis Technologies Inc       OTC EQ      054540109     $150        14,600      SH           SHARED      NONE        14,600
Bell Microproducts Inc         OTC EQ      078137106     $246        27,200      SH           SHARED      NONE        27,200
Blockbuster Inc                COMMON      093679108     $440        24,500      SH           SHARED      NONE        24,500
Borland Software Corp          OTC EQ      099849101     $152        15,600      SH           SHARED      NONE        15,600
Captaris Inc                   OTC EQ      14071N104     $149        26,500      SH           SHARED      NONE        26,500
Cincinnati Bell Inc            COMMON      171871106     $87         17,200      SH           SHARED      NONE        17,200
CompuCom Systems Inc           OTC EQ      204780100     $144        27,800      SH           SHARED      NONE        27,800
Covenant Transport Inc ClA     OTC EQ      22284P105     $228        12,000      SH           SHARED      NONE        12,000
Credence Systems Corp          OTC EQ      225302108     $139        10,600      SH           SHARED      NONE        10,600
Cymer Inc                      OTC EQ      232572107     $208        4,500       SH           SHARED      NONE        4,500
Cytyc Corporation              OTC EQ      232946103     $281        20,300      SH           SHARED      NONE        20,300
Edgar Online  Inc              OTC EQ      279765101     $55         32,900      SH           SHARED      NONE        32,900
EnPro Industries Inc           COMMON      29355X107     $307        22,000      SH           SHARED      NONE        22,000
Entegris  Inc                  OTC EQ      29362U104     $139        10,814      SH           SHARED      NONE        10,814
Entrasys Networks Inc          COMMON      293637104     $148        39,400      SH           SHARED      NONE        39,400
Frontline Limited              COMMON      2302630       $234        9,200       SH           SHARED      NONE        9,200
Global Power Equipment Gr Inc  COMMON      37941P108     $137        20,500      SH           SHARED      NONE        20,500
Goody's Family Clothing Inc    OTC EQ      382588101     $448        47,900      SH           SHARED      NONE        47,900
GSI Lumonics Inc               OTC EQ      36229U102     $284        24,100      SH           SHARED      NONE        24,100
Hearst-Argyle Television Inc   COMMON      422317107     $248        9,000       SH           SHARED      NONE        9,000
Hecla Mining                   COMMON      422704106     $189        22,800      SH           SHARED      NONE        22,800
Inficon Holding AG ADS         OTC EQ      45663T109     $218        25,200      SH           SHARED      NONE        25,200
Ingram Micro Inc               COMMON      457153104     $270        17,000      SH           SHARED      NONE        17,000
InFocus Corporation            OTC EQ      45665B106     $129        13,300      SH           SHARED      NONE        13,300
inTEST Corporation             OTC EQ      461147100     $97         16,000      SH           SHARED      NONE        16,000
LaBranche and Company Inc      COMMON      505447102     $96         8,200       SH           SHARED      NONE        8,200
Lincare Holdings Inc           OTC EQ      532791100     $78         2,600       SH           SHARED      NONE        2,600
Lufkin Industries Inc          OTC EQ      549764108     $348        12,100      SH           SHARED      NONE        12,100
Maverick Tube Corporation      COMMON      577914104     $331        17,200      SH           SHARED      NONE        17,200
New Horizons Worldwide Inc     OTC EQ      645526104     $215        37,742      SH           SHARED      NONE        37,742
Nexstar Broadcasting Gr Inc    OTC EQ      65336K103     $284        20,700      SH           SHARED      NONE        20,700
Option Care Inc                OTC EQ      683948103     $139        13,000      SH           SHARED      NONE        13,000
Overnite Corporation           OTC EQ      690322102     $205        9,000       SH           SHARED      NONE        9,000
Park Electrochemical Corp      COMMON      700416209     $490        18,500      SH           SHARED      NONE        18,500
Pinnacle Airlines Corp         OTC EQ      723443107     $92         6,600       SH           SHARED      NONE        6,600
Pride International Inc        COMMON      74153Q102     $270        14,500      SH           SHARED      NONE        14,500
Province Healthcare Company    COMMON      743977100     $211        13,200      SH           SHARED      NONE        13,200
Quantum Corporation            COMMON      747906204     $105        33,600      SH           SHARED      NONE        33,600
Rainbow Technologies  Inc      OTC EQ      750862104     $248        21,995      SH           SHARED      NONE        21,995
SimpleTech Inc                 OTC EQ      828823104     $124        20,600      SH           SHARED      NONE        20,600
Sprint Corp (PCS Group)        COMMON      852061506     $138        24,500      SH           SHARED      NONE        24,500
Synplicity Inc                 OTC EQ      87160Y108     $199        25,400      SH           SHARED      NONE        25,400
Talk America Holdings Inc      OTC EQ      87426R202     $294        25,500      SH           SHARED      NONE        25,500
The J. Jill Group Inc          OTC EQ      466189107     $189        14,907      SH           SHARED      NONE        14,907
Therma-Wave Inc                OTC EQ      88343A108     $163        27,700      SH           SHARED      NONE        27,700
Triad Hospitals Inc            COMMON      89579K109     $210        6,300       SH           SHARED      NONE        6,300
U.S. Oncology Inc              OTC EQ      90338W103     $131        12,200      SH           SHARED      NONE        12,200
US Xpress Enterprises Inc      OTC EQ      90338N103     $335        27,380      SH           SHARED      NONE        27,380
Wabtec Corporation             COMMON      929740108     $491        28,800      SH           SHARED      NONE        28,800
Whiting Petroleum Corporation  COMMON      966387102     $401        21,800      SH           SHARED      NONE        21,800
Westport Resources Corporation COMMON      961418100     $212        7,100       SH           SHARED      NONE        7,100
XTO Energy Inc                 COMMON      98385X106     $79         2,800       SH           SHARED      NONE        2,800

                                                        $14,230


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